Janus Henderson Low Duration Multi-Sector Income Fund Expense Example - Class D Shares [Member] - Janus Henderson Low Duration Multi-Sector Income Fund - Class D	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 53
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	$ 1,436